Related-party balances and transactions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Related-party balances and transactions

11	Related-party balances and transactions

(a)	São Paulo State

(i)	Accounts receivable, interest on equity, revenue, expenses, and financial receipts

	December 31, 2025	December 31, 2024

Current
Accounts receivable:
Sanitation services	163,865	173,466
Allowance for losses	(42,753)	(51,706)

Reimbursement of additional retirement and pension benefits paid (G0):
Monthly flow	32,141	84,973
GESP Agreement – 2015	123,135	112,813

Total current	276,388	319,546

Noncurrent
Agreement for the installment payment of sanitation services	1,361	1,361

Reimbursement of additional retirement and pension benefits paid (G0):
GESP Agreement – 2015	861,421	907,514

Total non-current	862,782	908,875

Total receivable	1,139,170	1,228,421

Assets:
Sanitation services	122,473	123,121
Reimbursement of additional retirement and pension benefits paid (G0)	1,016,697	1,105,300

Total	1,139,170	1,228,421

Liabilities:
Dividends and interest on capital payable	428,681	458,985

	2025	2024

Revenue from sanitation services	952,803	891,312
Payments received from related parties	(910,676)	(843,026)

Reimbursement received referring to Law No. 4,819/1958	(276,307)	(178,941)

(ii)	Disputed amounts

As of December 31, 2025 and December 31, 2024, the disputed amounts receivable between SABESP and the São Paulo State, referring to additional retirement and pension benefits paid (Law No. 4,819/1958), totaled R$ 1,808,631 and R$ 1,685,493, respectively, and an ADA was recognized for the total amount, see Note 10 (c).

(iii)	Actuarial Liability

The Company recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees, and pensioners of the G0, see Note 25. As of December 31, 2025 and December 31, 2024, the amounts corresponding to such actuarial liability were R$ 2,140,161 and R$ 1,931,145, respectively. For detailed information on additional retirement and pension benefits, see Note 25.

(iv)	Agreements with reduced tariffs for Federal, State and Municipal Entities that join the Rational Water Use Program (PURA)

The Company maintains joinder agreements to the PURE Program with public entities operating in the São Paulo State. The purpose of the program is to promote the conscious use of water, granting participating entities a 25% tariff discount, provided that they are in a regular situation of compliance and meet the established goals.

(v)	Guarantees

The São Paulo State provides guarantees for some of the Company’s borrowings and financing and does not charge any related fees, see Note 17.

(vi)	FEHIDRO

The Company formalized three financing agreements under the State Fund for Water Resources (FEHIDRO). The funds are aimed at the execution of works and sewage services. As of December 31, 2025, the balance of these financings was R$ 938, recorded under the “Other” line in borrowings and financing (R$ 2,799 as of December 31, 2024).

(b)	Non-operating assets

As of December 31, 2025, the Company had an amount of R$ 3,521 (R$ 3,613 as of December 31, 2024) related to land and lent structures under free lease agreements.

(c)	SABESPREV

The Company sponsors a defined benefit plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial commitment, recognized until December 31, 2025, was R$ 99,514. As of December 31, 2024, this plan had a surplus of R$ 132,244.

(d)	Key Management personnel compensation

The expenses related to the compensation of key management personnel were as follows:

Compensation	2025	2024	2023
Short-term benefits to employees and key management personnel	39,828	9,811	9,230
Share-based payments	22,618	-	-
Total compensation	62,446	9,811	9,230

(e)	Loan agreement through credit facility

Águas de Andradina

As of December 31, 2025, the balance of principal and interest was R$ 4,718, recorded under “Other assets” in current assets (R$ 4,007 in current assets as of December 31, 2024), at DI + 3% p.a.

This loan agreement was executed on August 17, 2021 and will be settled with the purchase and sale transaction. See further details in Note 12.

SABESP Olímpia

The Company signed a loan agreement with subsidiary Sabesp Olímpia S/A, making available the necessary funds for the payment of the Fixed Concession Fee to the Municipality, which was a prerequisite for the signing of the water and sewage concession agreement.

The loan agreement, of R$ 170,981, was used for capital increase in SABESP Olímpia in the first quarter of 2025, see Note 12.

(f)	Privatization

According to Article 7 of Law No. 9,361/1996, the controlling shareholder will be reimbursed, upon the privatization, the services of independent audit firms, law firms, opinions, or specialized studies necessary for the privatization.

The amount to be reimbursed by the São Paulo State as of December 31, 2025 was R$ 85,929, recorded under “Other assets” (R$ 99,653 as of December 31, 2024).

(g)	Equatorial S.A.

In July 2024, Equatorial Participações e Investimentos IV S.A., controlled by Equatorial S.A., acquired shares representing 15% (fifteen percent) of the share capital of SABESP. In December 2024, Equatorial S.A. merged its subsidiary, becoming the direct holder of the equity interest in SABESP. As of December 31, 2025, the balance of dividends and interest on equity payable was R$ 348,402 and (R$ 341,272 as of December 31, 2024).

(h)	SABESP Luxembourg (“SABESP Lux”)

On August 1, 2025, the Company issued the 36th issue of simple non-convertible unsecured debentures, in the total amount of 2,815,700, with a unit par value of R$ 1, with maturity in 2030 and a yield of IPCA + 9.28% p.a. (See Note 17 (a)). Of these debentures, 2,765,700 were acquired by SABESP Luxembourg (98.22% of the total securities of this issue). This transaction involved entering into a derivative instrument swapping the yield for CDI (see Note 19).